Accumulated Other Comprehensive Loss (Shares of Common Stock) (Details) - shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019
Increase (Decrease) in Stockholders' Equity [Roll Forward]
Beginning balance (in shares)	178,330,201	177,400,000
Common stock issued (in shares)	800,000	900,000
Ending balance (in shares)	179,087,655	178,330,201